PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.PROPERTY AND EQUIPMENT, NET

Property and equipment, as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Cost
Land	39,312	42,439
Buildings	342,673	342,706
Electronic equipment	139,418	173,819
Leasehold improvements	81,431	112,866
Machinery and equipment	350,483	533,554
Furniture and fixture	193,190	193,318
Transportation vehicles	6,487	8,158
Total cost	1,152,994	1,406,860
Less: accumulated depreciation	(274,177)	(363,172)
Less: impairment provision	—	(21,845)
Property and equipment, net	878,817	1,021,843
Construction in Progress	65,401	77,440
Total	944,218	1,099,283

Construction in progress as of December 31, 2025 represents the Group’s renovation and upgrade of certain production lines in Hertz factory. Depreciation expenses were RMB77,701, RMB116,953 and RMB103,250 for the years ended December 31, 2023, 2024 and 2025, respectively. The Group recorded impairment provision of RMB21,845 for fixed assets with no use value due to project termination in other operating income, net for the year ended December 31, 2025.